Quarterly Holdings Report
for
Fidelity® SAI Canada Equity Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CAE-NPRT3-0924
1.9912337.100
Common Stocks - 99.9%
	Shares	Value ($)
Brazil - 1.4%
Wheaton Precious Metals Corp.	458	27,384
Canada - 97.1%
Agnico Eagle Mines Ltd. (Canada)	504	38,888
Air Canada (a)	182	2,097
Alimentation Couche-Tard, Inc. (multi-vtg.)	764	47,097
AltaGas Ltd.	298	7,105
ARC Resources Ltd.	574	9,932
Bank of Montreal	835	70,428
Bank of Nova Scotia	1,638	76,487
Barrick Gold Corp. (Canada)	1,751	32,442
BCE, Inc.	80	2,698
Brookfield Asset Management Ltd. Class A	358	15,625
Brookfield Corp. (Canada) Class A	1,355	66,079
CAE, Inc. (a)	321	5,840
Cameco Corp.	432	19,662
Canadian Apartment Properties (REIT) unit	89	3,094
Canadian Imperial Bank of Commerce	1,294	66,919
Canadian National Railway Co.	544	62,976
Canadian Natural Resources Ltd.	2,145	76,158
Canadian Pacific Kansas City Ltd.	934	78,324
Canadian Tire Ltd. Class A (non-vtg.)	49	5,032
Canadian Utilities Ltd. Class A (non-vtg.)	132	3,091
CCL Industries, Inc. Class B	148	8,051
Cenovus Energy, Inc. (Canada)	1,394	28,089
CGI, Inc. Class A (sub. vtg.) (a)	208	23,717
Constellation Software, Inc.	20	63,105
Descartes Systems Group, Inc. (Canada) (a)	83	8,442
Dollarama, Inc.	281	26,343
Element Fleet Management Corp.	405	7,747
Emera, Inc.	267	9,638
Empire Co. Ltd. Class A (non-vtg.)	131	3,463
Enbridge, Inc.	2,138	80,013
Fairfax Financial Holdings Ltd. (sub. vtg.)	21	24,766
FirstService Corp.	40	6,974
Fortis, Inc.	504	21,070
Franco-Nevada Corp.	193	24,871
George Weston Ltd.	63	9,757
Gildan Activewear, Inc.	150	6,108
Great-West Lifeco, Inc.	278	8,350
Hydro One Ltd. (b)	343	10,750
iA Financial Corp., Inc.	102	6,897
IGM Financial, Inc.	86	2,437
Imperial Oil Ltd.	188	13,468
Intact Financial Corp.	182	33,074
Ivanhoe Mines Ltd. (a)	630	8,236
Keyera Corp.	237	6,686
Kinross Gold Corp.	1,243	11,299
Loblaw Companies Ltd.	160	19,730
Magna International, Inc. (sub. vtg.)	272	12,071
Manulife Financial Corp.	1,813	48,298
MEG Energy Corp.	270	5,595
Metro, Inc.	223	13,280
National Bank of Canada	448	37,472
Northland Power, Inc.	255	4,265
Nutrien Ltd.	492	25,233
Onex Corp. (sub. vtg.)	65	4,454
Open Text Corp.	266	8,385
Pan American Silver Corp.	355	8,161
Parkland Corp.	142	3,983
Pembina Pipeline Corp.	593	22,983
Power Corp. of Canada (sub. vtg.)	553	16,005
Quebecor, Inc. Class B (sub. vtg.)	143	3,159
RB Global, Inc.	182	14,493
Restaurant Brands International, Inc.	301	21,075
RioCan (REIT)	132	1,709
Rogers Communications, Inc. Class B (non-vtg.)	356	13,767
Royal Bank of Canada	889	99,341
Saputo, Inc.	251	5,768
Shopify, Inc. Class A (a)	1,207	73,925
Stantec, Inc.	112	9,855
Sun Life Financial, Inc.	580	28,793
Suncor Energy, Inc.	1,283	51,240
TC Energy Corp.	1,032	43,817
Teck Resources Ltd. Class B (sub. vtg.)	459	22,500
TELUS Corp.	490	7,911
TFI International, Inc. (Canada)	79	12,297
The Toronto-Dominion Bank	1,753	103,521
Thomson Reuters Corp.	159	25,768
TMX Group Ltd.	281	8,540
Toromont Industries Ltd.	82	7,626
Tourmaline Oil Corp.	326	14,344
West Fraser Timber Co. Ltd.	56	4,966
WSP Global, Inc.	126	20,930
TOTAL CANADA		1,968,585
Chile - 0.3%
Lundin Mining Corp.	648	6,543
United States of America - 0.7%
Brookfield Renewable Corp.	135	3,795
BRP, Inc.	38	2,753
GFL Environmental, Inc.	214	8,303
TOTAL UNITED STATES OF AMERICA		14,851
Zambia - 0.4%
First Quantum Minerals Ltd.	688	8,422
TOTAL COMMON STOCKS (Cost $1,998,823)		2,025,785

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $563)	563	563

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,999,386)	2,026,348
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,357
NET ASSETS - 100.0%	2,028,705

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,750 or 0.5% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	2,000,000	1,999,437	303	-	-	563	0.0%
Total	-	2,000,000	1,999,437	303	-	-	563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.